NON-CONTROLLING INTERESTS (Tables)	12 Months Ended
Dec. 31, 2018
Interests In Other Entities [Abstract]
Disclosure of interests in subsidiaries

As at December 31,	2018	2017
Agua De La Falda S.A. (i)	$18.7	$18.7
Brio Gold Inc. (ii)	—	115.2
Estelar Resources Ltd (iii)	16.0	—
	$34.7	$133.9

(i)
The Company holds a 56.7% interest in the Agua De La Falda ("ADLF") project along with Corporación Nacional del Cobre de Chile ("Codelco"). The ADLF project is an exploration project that includes the Jeronimo Deposit and is located in northern Chile.

(ii)
The Company held approximately 53.6% of the issued and outstanding shares of Brio Gold as at December 31, 2017. On May 24, 2018, the Company completed the sale of its 53.6% controlling interest in Brio Gold to Leagold and deconsolidated the subsidiary. Refer to Note 6: Divestitures.

(iii)
During the second quarter of 2018, the Company entered into an arrangement with Fomento Minero de Santa Cruz S.E. ("FOMICRUZ") pursuant to which, FOMICRUZ is entitled to certain subordinated shares in the legal entity that directly owns Cerro Moro, Estelar Resources Ltd. These subordinated shares entitle FOMICRUZ to a 5% interest in future dividends after the Company's investment in Cerro Moro, which includes construction and development along with acquisition costs, has been recovered in full. As part of the arrangement and as further consideration to the Company, the right to use the land related to the Bahía Laura properties, a significant land package to the west and south west of Cerro Moro, was obtained at an approximate value of $16.0 million.